ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	As of December 31, 2012						As of December 31, 2013
	Gross				Net	Gross				Net
	carrying	Accumulated	Exchange		carrying	carrying	Accumulated	Exchange		carrying	Amortization
	amount	amortization	difference	Impairment	amount	amount	amortization	difference	Impairment	amount	period

Intangible assets not subject to amortization
Trademarks
with indefinite life	$282,182	$-	$507	$-	$282,689	$282,182	$-	$9,179	$-	$291,361	N/A
Intangible assets subject to amortization
Agreements
with Mobile Operator	3,113,746	(3,113,701)	(45)	-	-	3,113,746	(3,113,746)	-	-	-	3 years
Operating platforms	243,974	(215,682)	7	-	28,299	243,974	(240,527)	650	-	4,097	5 years
Service licenses	57,071	(57,071)	-	-	-	57,071	(57,071)	-	-	-	3 years
Contracts with content providers	120,999	(120,999)	-	-	-	120,999	(120,999)	-	-	-	1 year
Non-compete agreement	388,516	(388,516)	-	-	-	388,516	(388,516)	-	-	-	2 years
Self-developed contents	379,089	(379,089)	-	-	-	379,089	(379,089)	-	-	-	2 years
Product technologies	4,966,102	(4,963,168)	(918)	-	2,016	4,966,102	(4,966,102)	-	-	-	3 years
Contracts with service providers	5,713	(5,713)	-	-	-	5,713	(5,713)	-	-	-	1 year
Subscriber list	16,710	(16,710)	-	-	-	16,710	(16,710)	-	-	-	1 year
Trademarks	36,874	(36,874)		-	-	36,874	(36,874)	-	-	-	1 year
Core technologies	8,281,231	(5,210,512)	(1,224)	-	3,069,495	8,281,231	(6,022,186)	84,060	-	2,343,105	5 years
Software	115,150	(8,321)	603	-	107,432	115,150	(40,730)	3,156	-	77,576	5 years
Game licenses	73,952,927	(2,882,332)	498,188	-	71,568,783	80,094,217	(4,206,258)	1,161,598	(1,812,939)	75,236,618	3 years
Employment contract	380,898	(370,030)	(268)	-	10,600	380,898	(380,898)	-	-	-	3 years
Copyright	-	-	-	-	-	813,074	(45,518)	6,274	-	773,830	6 years
Total	$92,341,182	$(17,768,718)	$496,850	$-	$75,069,314	$99,295,546	$(20,020,937)	$1,264,917	(1,812,939)	78,726,587

The weighted average amortization period of the intangible assets subject to amortization was three years as of December 31, 2012 and 2013, respectively.

For purposes of recognition and measurement of an impairment loss, each intangible asset is considered the lowest level asset group that generates identifiable independent cash flows. As a result of the unsatisfactory performance for one game and expected cessation for another game in 2013, the carrying amount of these game licenses exceeded the sum of undiscounted future cash flows expected to generate from the use and eventual disposition of such licenses, which were insignificant Accordingly, the Company recognized an impairment loss of $250,553 and $1,562,386 respectively in 2013, which were reported in cost of revenues and impairment loss of intangible assets, respectively. The licenses were included in the internet game segment.

During 2012 and 2013, the Company obtained certain new game licenses from third party game developers. The intangible assets recognized comprise the relevant initial license fee payments, minimum royalty fee payments and value of warrants issued in connection with obtaining these licenses.

The Company recorded intangible assets relating to the game licenses by reference to the fair value of cash installment payments and warrants because the fair value of the game licenses were not readily determinable at the transaction dates. The Company estimated the useful lives of the game licenses to be three years and amortizes such intangible assets from commercial launches of the games over the useful lives. As of December 31, 2013, only certain games had been launched and relevant intangible assets started amortization.

The Company recorded amortization expenses of $2,277,566, $5,452,441, and $2,785,142 for the years ended December 31, 2011, 2012, and 2013, respectively. The amortization expenses for the years ending December 31, 2014, 2015, 2016, 2017, 2018 and thereafter are expected to be $15,527,480, $24,441,349, $25,793,029, $10,771,530, and $1,901,838.